Risk management (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Reconcilation of Change in Fair Value of Financial Instruments Outstanding

The following table reconciles the changes in the fair value of financial instruments outstanding:

	Year ended December 31
Risk management asset (liability)	2018	2017
Balance, beginning of year	$(50)	$(43)
Unrealized gain (loss) on financial instruments:
Commodity collars and swaps	43	(7)
Foreign exchange forwards	(2)	(6)
Cross currency swaps	18	6

Total fair value, end of year	$9	$(50)

	As at December 31
Total fair value consists of the following:	2018	2017
Current asset portion	$9	$11
Current liability portion	—	(55)
Non-current asset portion	—	—
Non-current liability portion	—	(6)

Total fair value	$9	$(50)

Schedule of Financial Instruments Outstanding

Obsidian Energy records its risk management assets and liabilities on a net basis in the consolidated balance sheets. At December 31, 2018 and 2017, there were no differences between the gross and net amounts.

Obsidian Energy had the following financial instruments outstanding as at December 31, 2018. Fair values are determined using external counterparty information, which is compared to observable market data. The Company limits its credit risk by executing counterparty risk procedures which include transacting only with institutions within its syndicated credit facility or companies with high credit ratings and by obtaining financial security in certain circumstances.

	Notional volume	Remaining term	Pricing		Fair value (millions)
Crude Oil
WTI Swaps	1,000 bbl/d	Q1 2019	US$	50.20/bbl	$1
WTI Swaps	2,000 bbl/d	Q1 2019		$66.50/bbl	1
WTI Swaps	2,000 bbl/d	Q1 2019	US$	49.93/bbl	1
WTI Swaps	4,000 bbl/d	Jan/19 – Jun/19		$68.58/bbl	4
WTI Swaps	2,000 bbl/d	Q2 2019	US$	56.53/bbl	2
Foreign exchange forward contracts on revenue
FX Swap	US$6	Q1 2019		1.3000	—

Total					$9

Components of Risk Management on Consolidated Statements of Income (Loss)

The components of risk management on the consolidated Statements of Income (Loss) are as follows:

	Year ended December 31
	2018	2017
Realized
Settlement of commodity contracts/assignment	$(65)	$23
Settlement of foreign exchange contracts	(20)	8

Total realized risk management gain (loss)	(85)	31
Unrealized
Commodity contracts	43	(7)
Foreign exchange contracts	(2)	(6)
Cross-currency swaps	18	6

Total unrealized risk management gain (loss)	59	(7)

Risk management gain (loss)	$(26)	$24

Disclosure of Detailed Information about Accounts Receivable

As at December 31, the following accounts receivable amounts were outstanding.

	Current	30-90 days	90+ days	Total (1)
2018	$29	$9	$15	$53
2017	$94	$3	$9	$106

(1)	In 2018, $nil of accounts receivable is related to assets classified as held for sale (2017 – $1 million).

Summary of Estimated Future Obligations for Non-Derivative Financial Liabilities

The following table outlines estimated future obligations for non-derivative financial liabilities as at December 31, 2018:

	Long-term debt (1)	Accounts payable & accrued liabilities	Share-based compensation accrual	Bank overdraft	Total
2019	$17	$142	$1	$2	$162
2020	374	—	—	—	374
2021	17	—	—	—	17
2022	8	—	—	—	8
2023	—	—	—	—	—
Thereafter	$3	$—	$—	$—	$3

(1)	The 2020 figure includes $337 million related to the syndicated credit facility that is due for renewal in 2020. Historically, the Company has successfully renewed its syndicated credit facility.